Loss per share - basic and diluted, Issued share capital - ordinary shares (Details)		12 Months Ended
	Jul. 10, 2019	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 shares		Dec. 31, 2018 shares
Number of shares [Abstract]
Weighted average shares (in shares)		158,591,356	75,871,562	[1]	45,802,880
Share consolidation ratio	0.166667
Ordinary Shares [Member]
Number of shares [Abstract]
Ordinary shares issue price (in sterling per share) | £ / shares		£ 0.06
Number of shares (in shares)		178,801,593	154,498,887		274,817,283
Weighted average shares (in shares)		158,591,356	75,871,562		274,817,283
Ordinary Shares [Member] | As Adjusted [Member]
Number of shares [Abstract]
Number of shares (in shares)					45,802,880
Weighted average shares (in shares)					45,802,880

[1]	see Note 27